COMMITMENTS AND CONTINGENT LIABILITIES - (Narrative) (Details) - 12 months ended Dec. 31, 2024 - Israel Tax Authority [Member] ₪ in Millions, $ in Millions	ILS (₪)	USD ($)	USD ($)
Tax Year 2016 Through 2019 [Member]
Loss Contingencies [Line Items]
Aggregate amount of taxes Payable	₪ 517		$ 141
payment related to timing differences	459	$ 126
Tax Year 2020 [Member]
Loss Contingencies [Line Items]
Additional payment of income tax	₪ 89		$ 24
Year under Income Tax Examination	2020	2020
payment related to timing differences	₪ 101	$ 28